Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies
During the normal course of the Company's operations, various disputes, legal and tax matters are pending. In the opinion of management, these matters will not have a material effect on the Company's consolidated financial statements.